NEWBUILDINGS	6 Months Ended
Jun. 30, 2018
Newbuildings [Abstract]
Newbuildings
NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs we have paid by way of purchase installments and other capital expenditures together with capitalized loan interest. The carrying value of newbuildings at December 31, 2017 related to five Capesize newbuildings. We did not have any newbuildings as of June 30, 2018.

(in thousands of $)
Balance at December 31, 2017	105,727
Installments and newbuilding supervision fees	147,854
Transfers to Vessels and Equipment	(253,581)
Balance at June 30, 2018	—

In the first quarter of 2018, we took delivery of the Golden Arcus, Golden Calvus, Golden Cirrus, Golden Cumulus and Golden Incus, all Capesize newbuildings. Upon delivery, aggregate final installments of $144.6 million and other pre-delivery costs of $3.2 million were paid. We drew down $150 million in debt financing in connection with the deliveries. Refer to also to "Note 14 Debt" for additional information. Subsequent to these vessel deliveries, we do not have any newbuildings.